UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July  31, 2012

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 89.4%
	CONSUMER DISCRETIONARY – 9.6%
2,900	McDonald's Corp.	$259,144
5,000	Target Corp.	303,250
3,200	Time Warner Cable, Inc.	271,776
		834,170
	CONSUMER STAPLES – 11.5%
8,200	Altria Group, Inc.	294,954
6,200	Molson Coors Brewing Co. - Class B	262,384
3,600	PepsiCo, Inc.	261,828
2,000	Philip Morris International, Inc.	182,880
		1,002,046
	ENERGY – 9.5%
2,400	Chevron Corp.	262,992
3,750	ConocoPhillips	204,150
7,800	Total S.A. - ADR	358,410
		825,552
	FINANCIALS – 19.5%
3,500	Aflac, Inc.	153,230
1,450	BlackRock, Inc.	246,877
6,100	JPMorgan Chase & Co.	219,600
9,400	MetLife, Inc.	289,238
4,500	PNC Financial Services Group, Inc.	265,950
3,900	Travelers Cos., Inc.	244,335
8,200	Wells Fargo & Co.	277,242
		1,696,472
	HEALTH CARE – 14.2%
4,900	Johnson & Johnson	339,178
8,800	Merck & Co., Inc.	388,696
14,200	Pfizer, Inc.	341,368
4,200	Teva Pharmaceutical Industries Ltd. - ADR	171,738
		1,240,980
	INDUSTRIALS – 7.1%
12,300	General Electric Co.	255,225
8,000	Pitney Bowes, Inc.	106,880
3,400	United Parcel Service, Inc. - Class B	257,074
		619,179
	INFORMATION TECHNOLOGY – 5.0%
14,400	Applied Materials, Inc.	156,816

RNC Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
10,900	Intel Corp.	$280,130
		436,946
	MATERIALS – 2.3%
5,200	Nucor Corp.	203,840

	TELECOMMUNICATION SERVICES – 7.0%
8,200	AT&T, Inc.	310,944
7,100	CenturyLink, Inc.	294,934
		605,878
	UTILITIES – 3.7%
11,200	PPL Corp.	323,680

	TOTAL COMMON STOCKS (Cost $7,279,291)	7,788,743

	SHORT-TERM INVESTMENTS – 12.4%
1,084,598	Fidelity Institutional Money Market Fund, 0.11%1	1,084,598

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,084,598)	1,084,598

	TOTAL INVESTMENTS – 101.8% (Cost $8,363,889 )	8,873,341
	Liabilities in Excess of Other Assets – (1.8)%	(153,867)

	TOTAL NET ASSETS – 100.0%	$8,719,474

ADR – American Depositary Receipt

1 The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

Note 1 – Organization
RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At July 31, 2012, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$8,363,889

Gross unrealized appreciation	$673,256
Gross unrealized depreciation	(163,804)
Net unrealized appreciation	$509,452

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2012 (Unaudited)

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s assets carried at fair value:

RNC Genter Dividend Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
July 31, 2012 (Unaudited)

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$7,788,743	$-	$-	$7,788,743
Short-Term Investments	1,084,598	-	-	1,084,598
Total Investments	$8,873,341	$-	$-	$8,873,341

*The Fund did not hold any Level 2 or Level 3 securities at period end.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/27/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/12

* Print the name and title of each signing officer under his or her signature.